Gallery Trust
Mondrian International Value Equity Fund
July 31, 2021 (Unaudited)

COMMON STOCK — 98.6%
	Number of	Value
	Shares	(U.S. $)
DENMARK — 1.3%
ISS A/S *	393,171	$9,279,111
Total Denmark		9,279,111
FRANCE — 8.5%
Cie de Saint-Gobain SA	254,178	18,166,556
Dassault Aviation SA	6,779	8,073,780
Sanofi SA	241,801	24,920,427
Societe Generale SA	326,369	9,572,443
Total France		60,733,206
GERMANY — 7.5%
Allianz SE	70,390	17,535,083
Continental AG	138,422	18,817,734
Evonik Industries AG	495,771	17,231,628
Total Germany		53,584,445
HONG KONG — 6.7%
CK Hutchison Holdings Ltd	3,020,000	22,073,438
Jardine Matheson Holdings Ltd	158,815	9,439,964
WH Group Ltd	20,075,500	16,636,691
Total Hong Kong		48,150,093
ITALY — 6.0%
Enel SpA	1,710,215	15,783,666
Eni SpA	1,030,892	12,258,344
Snam SpA	2,423,461	14,673,181
Total Italy		42,715,191
JAPAN — 28.0%
Coca-Cola Bottlers Japan Holdings Inc	560,700	9,117,987
FUJIFILM Holdings Corp	287,600	20,529,562
Fujitsu Ltd	59,700	10,102,826
Hitachi Ltd	122,900	7,010,694
Honda Motor Co Ltd	704,200	22,421,682
Kyocera Corp	299,400	18,386,198
Mitsubishi Electric Corp	904,000	12,162,654

Gallery Trust
Mondrian International Value Equity Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
JAPAN (continued)
Nippon Telegraph & Telephone Corp	614,400	$15,695,328
Otsuka Holdings Co Ltd	293,700	11,613,606
Sekisui Chemical Co Ltd	769,100	13,179,965
Sony Corp	152,800	15,843,398
Takeda Pharmaceutical Co Ltd	550,100	18,462,861
Tokio Marine Holdings Inc	244,052	11,590,273
Toyota Industries Corp	164,300	13,688,547
Total Japan		199,805,581
NETHERLANDS — 3.0%
Royal Dutch Shell PLC Class B	1,072,849	21,173,042
Total Netherlands		21,173,042
SINGAPORE — 3.8%
Singapore Telecommunications	3,141,602	5,263,247
United Overseas Bank Ltd	1,147,040	22,247,471
Total Singapore		27,510,718
SPAIN — 4.8%
Banco Santander SA	6,042,829	22,132,213
Naturgy Energy Group SA	379,832	9,818,075
Red Electrica Corp SA	134,012	2,658,811
Total Spain		34,609,099
SWEDEN — 2.0%
Telia Co AB	3,251,948	14,275,721
Total Sweden		14,275,721
SWITZERLAND — 3.5%
ABB Ltd	62,176	2,273,987
Novartis AG	192,891	17,861,343
Zurich Insurance Group AG	12,350	4,987,172
Total Switzerland		25,122,502

Gallery Trust
Mondrian International Value Equity Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
TAIWAN — 2.7%
Taiwan Semiconductor Manufacturing Co Ltd	919,000	$19,060,254
Total Taiwan		19,060,254
UNITED KINGDOM — 20.8%
BP PLC	3,447,515	13,858,683
GlaxoSmithKline PLC	1,274,449	25,116,257
Imperial Brands PLC	395,826	8,484,108
Kingfisher PLC	3,235,811	16,569,914
Lloyds Banking Group PLC	35,537,811	22,542,715
SSE PLC	1,050,517	21,107,591
Tesco PLC	4,378,109	14,179,470
Travis Perkins PLC	319,614	7,563,632
Wickes Group PLC*	358,131	1,246,504
WPP PLC	1,364,461	17,638,497
Total United Kingdom		148,307,371
Total Common Stock
(Cost $647,184,824)		704,326,334

Total Value of Securities — 98.6%
(Cost $647,184,824)		$704,326,334

Percentages are based on Net Assets of $714,294,006.

* Non-income producing security.

Ltd. — Limited

PLC — Public Limited Company

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-1100

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
July 31, 2021 (Unaudited)

COMMON STOCK — 86.3%
	Number of	Value
	Shares	(U.S. $)
BRAZIL — 3.7%
Hypera SA	69,000	$472,564
Itau Unibanco Holding SA ADR	37,678	217,402
Suzano Papel e Celulose SA *	25,600	267,145
Total Brazil		957,111
CHINA — 32.9%
Alibaba Group Holding Ltd *	71,892	1,748,465
Autohome ADR	7,239	327,927
Baidu Inc ADR *	4,035	661,780
China Medical System Holdings Ltd	98,000	198,745
China Merchants Bank Co Ltd Class H	102,000	777,028
CSPC Pharmaceutical Group Ltd	555,520	749,162
Gree Electric Appliances Inc Class A	61,100	449,522
Hengan International Group Co Ltd	51,500	305,840
Jiangsu Yanghe Brewery Joint-Stock Class A	1,312	33,122
LONGi Green Energy Tech Co Ltd Class A	26,620	354,257
Midea Group Co Ltd Class A	55,703	547,945
Ping An Insurance Group Co of China Ltd Class H	135,500	1,188,283
Tencent Holdings Ltd	12,700	782,806
Tingyi Cayman Islands Holding Corp Class H	230,000	414,353
Total China		8,539,235
HONG KONG — 4.7%
NetEase Inc	36,586	732,083
WH Group Ltd	582,000	482,307
Total Hong Kong		1,214,390
INDIA — 10.0%
HCL Technologies Ltd	50,895	700,999
Housing Development Finance Corp Ltd	21,279	698,048
Infosys Ltd Sponsored ADR	18,423	407,517
Reliance Industries Ltd	29,079	795,330
Total India		2,601,894

Gallery Trust
Mondrian Emerging Markets Value Equity Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
INDONESIA — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	1,380,200	$354,056
Total Indonesia		354,056
MEXICO — 1.2%
Grupo Financiero Banorte SAB de CV Class O	46,754	302,467
Total Mexico		302,467
PERU — 1.6%
Credicorp Ltd *	4,278	431,907
Total Peru		431,907
RUSSIA — 2.8%
LUKOIL PJSC Sponsored ADR	4,742	407,221
Polymetal International PLC	14,512	315,285
Total Russia		722,506
SOUTH AFRICA — 2.1%
Mondi PLC	19,624	544,459
Total South Africa		544,459
SOUTH KOREA — 5.3%
Samsung Electronics Co Ltd	3,696	252,237
Samsung Fire & Marine Insurance Co Ltd	2,042	380,795
Shinhan Financial Group Co Ltd	9,590	326,406
SK Hynix Inc	4,212	411,954
Total South Korea		1,371,392
TAIWAN — 17.3%
Alchip Technologies Ltd	9,000	203,719
ASE Technology Holding Co Ltd	99,000	433,667
CTBC Financial Holding Co Ltd	338,000	276,177
Delta Electronics Inc	42,000	431,039
Hon Hai Precision Industry Co Ltd	230,000	904,702
Taiwan Semiconductor Manufacturing Co Ltd	109,000	2,260,683
Total Taiwan		4,509,987

Gallery Trust
Mondrian Emerging Markets Value Equity Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED KINGDOM — 2.0%
Unilever PLC	9,200	$530,289
Total United Kingdom		530,289
UNITED STATES — 1.3%
Materials — 1.3%
Barrick Gold Corp US	15,845	344,946
Total United States		344,946
Total Common Stock
(Cost $20,246,409)		22,424,639

PREFERRED STOCK — 7.3%
BRAZIL — 1.0%
Itausa SA Pref**	116,400	249,863
SOUTH KOREA — 6.3%
LG Chem Ltd Pref**	1,164	387,073
Samsung Electronics Co Ltd**	20,026	1,255,270
		1,642,343
Total Preferred Stock
(Cost $1,491,192)		1,892,206
Total Value of Securities — 93.6%
(Cost $21,737,601)		$24,316,845

Percentages are based on Net Assets of $25,977,778.

*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
 CV — Convertible Security
 Ltd. — Limited
 PLC — Public Limited Company

Gallery Trust
Mondrian Emerging Markets Value Equity Fund
July 31, 2021 (Unaudited)

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-1100

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2021 (Unaudited)

GLOBAL BONDS — 98.5%
	Face Amount		Value
	(Local Currency)		(U.S. $)
AUSTRALIA — 2.9%
Australia Government Bond
5.500%, 04/21/23	AUD	20,000	$16,055
4.750%, 04/21/27	AUD	390,000	351,737
3.250%, 04/21/25	AUD	226,000	183,663
3.000%, 03/21/47	AUD	190,000	166,894
Total Australia			718,349

AUSTRIA — 4.4%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	660,000	1,107,270
Total Austria			1,107,270

BELGIUM — 4.6%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	900,000	1,154,183
Total Belgium			1,154,183

CANADA — 4.7%
Canadian Government Bond
2.000%, 09/01/23	CAD	350,000	289,500
1.500%, 06/01/26	CAD	200,000	165,491
1.000%, 06/01/27	CAD	840,000	676,929
0.750%, 09/01/21	CAD	50,000	40,097
Total Canada			1,172,017

FINLAND — 4.1%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	799,000	1,011,614
Total Finland			1,011,614

FRANCE — 4.6%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	520,000	718,861
0.500%, 05/25/25	EUR	350,000	433,905
Total France			1,152,766

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2021 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
GERMANY — 13.8%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	250,000	$477,972
0.250%, 02/15/29	EUR	493,156	625,363
0.000%, 08/15/30	EUR	586,000	734,299
Bundesschatzanweisungen
0.000%, 09/16/22	EUR	450,000	538,370
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	105,000,000	1.056,547
Total Germany			3,432,551
ITALY — 12.5%
Italy Buoni Poliennali Del Tesoro
4.750%, 09/01/44 (A)	EUR	200,000	391,654
2.950%, 09/01/38 (A)	EUR	600,000	905,491
2.000%, 02/01/28	EUR	1,085,000	1,438,560
1.450%, 05/15/25	EUR	308,000	387,911
Total Italy			3,123,616
JAPAN — 17.4%
Japan Government Ten Year Bond
0.100%, 06/20/26	JPY	6,950,000	64,043
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	95,500,000	1,128,198
0.300%, 06/20/46	JPY	140,100,000	1,213,055
Japan Government Twenty Year Bond
1.600%, 06/20/30	JPY	74,150,000	774,342
0.200%, 06/20/36	JPY	105,550,000	960,201
Japan Government Two Year Bond
0.100%, 09/01/22	JPY	20,000,000	182,761
Total Japan			4,322,600
MALAYSIA — 2.0%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	225,960
4.181%, 07/15/24	MYR	1,113,000	278,187
Total Malaysia			504,147

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2021 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
MEXICO — 3.0%
Mexican Bonos
8.500%, 05/31/29	MXN	2,250,000	$124,413
8.500%, 11/18/38	MXN	750,000	41,128
8.000%, 11/07/47	MXN	11,360,000	592,070
Total Mexico			757,611
NETHERLANDS — 4.7%
Netherlands Government Bond
5.500%, 01/15/28 (A)	EUR	94,056	156,463
2.750%, 01/15/47 (A)	EUR	250,000	503,495
0.500%, 01/15/40 (A)	EUR	250,000	326,864
0.250%, 07/15/29 (A)	EUR	150,000	188,401
Total Netherlands			1,175,223
SINGAPORE — 2.8%
Singapore Government Bond
2.875%, 09/01/30	SGD	277,000	232,341
2.250%, 08/01/36	SGD	200,000	160,663
0.500%, 11/01/25	SGD	400,000	293,088
Total Singapore			686,092
SUPRANATIONAL — 12.9%
Asian Development Bank
2.350%, 06/21/27	JPY	100,000,000	1,148,612
European Financial Stability Facility
0.950%, 02/14/28	EUR	890,000	1,148,002
European Investment Bank
2.150%, 01/18/27	JPY	100,000,000	1,026,180
Total Supranational			3,222,794
UNITED KINGDOM — 4.1%
United Kingdom Gilt
4.500%, 09/07/34	GBP	65,000	132,217
4.250%, 09/07/39	GBP	350,000	756,689

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2021 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
UNITED KINGDOM (continued)
1.500%, 07/22/47	GBP	80,000	$123,833
Total United Kingdom			1,012,739
Total Global Bonds
(Cost $23,026,824)			24,553,572
Total Value of Securities — 98.5%
(Cost $23,026,824)			$24,553,572

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2021 is as follows:

						Unrealized
	Maturity	Currency to		Currency to		Appreciation
Counterparty	Date	Deliver		Receive		(Depreciation)
Brown Brothers Harriman	10/29/21	USD	434,356	EUR	367,500	$2,380
Brown Brothers Harriman	10/29/21	USD	1,461,573	GBP	1,053,500	3,086
Brown Brothers Harriman	10/29/21	USD	497,458	NOK	4,412,500	1,955
Brown Brothers Harriman	10/29/21	USD	496,332	PLN	1,932,000	5,298
Brown Brothers Harriman	10/29/21	JPY	13,945,500	USD	126,700	(513)
Brown Brothers Harriman	10/29/21	SGD	925,500	USD	680,380	(2,591)
Brown Brothers Harriman	10/29/21	CAD	1,455,000	USD	1,156,212	(9,934)
Brown Brothers Harriman	10/29/21	AUD	329,000	USD	241,349	(186)
Brown Brothers Harriman	10/29/21	MXN	10,104,000	USD	499,055	(2,097)
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts						$(2,602)

Percentages are based on Net Assets of $24,920,287.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of securities as of July 31, 2021 was $4,638,165 and represents 18.6% of Net Assets.

AUD — Australian Dollar
 CAD — Canadian Dollar
 EUR — Euro
 GBP — Pound Sterling
 JPY — Japanese Yen

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2021 (Unaudited)

MXN — Mexican Peso
 MYR — Malaysian Ringgit
 NOK — Norwegian Krone
 OAT — Obligations Assimilables du Tresor
 PLN — Polish Zloty
 SGD — Singapore Dollar
 USD — United States Dollar

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$24,553,572	$—	$24,553,572
Total Investments in Securities	$—	$24,553,572	$—	$24,553,572

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$12,719	$—	$12,719
Unrealized Depreciation	—	(15,321)	—	(15,321)
Total Other Financial Instruments	$—	$(2,602)	$—	$(2,602)

* Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—”are $0 or have been rounded to $0.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-1100

Gallery Trust
Mondrian U.S. Small Cap Equity Fund
July 31, 2021 (Unaudited)

COMMON STOCK — 99.6%
	Number of	Value
	Shares	(U.S. $)
UNITED STATES — 99.6%
Consumer Discretionary — 1.9%
MDC Holdings	589	$31,405
Financials — 11.6%
Houlihan Lokey Inc Class A	490	43,659
Main Street Capital	593	24,384
Moelis & Company Class A	569	33,713
Prog Holdings *	884	38,693
Umpqua Holdings	1,308	24,682
Wintrust Financial	321	22,919
		188,050
Health Care — 6.6%
AMN Healthcare Services Inc *	455	45,755
iRadimed Corp *	1,188	39,988
Supernus Pharmaceuticals *	785	20,669
		106,412
Industrials — 35.3%
AAR Corp *	811	29,001
Astronics Corp *	1,740	29,719
Barnes Group Inc	557	28,223
Curtiss-Wright	277	32,769
Douglas Dynamics Inc	902	35,990
EnerSys	505	49,823
GrafTech International Ltd	3,474	39,499
Great Lakes Dredge & Dock *	2,054	31,632
Kforce Inc	620	38,707
Luxfer Holdings PLC	1,495	31,171
McGrath RentCorp	402	31,525
MSC Industrial Direct Class A	437	38,967
Parsons Corp *	856	33,059
Timken Company	359	28,541

Gallery Trust
Mondrian U.S. Small Cap Equity Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Industrials (continued)
TPI Composites *	834	$32,643
US Ecology Inc *	944	33,040
Wabash National	1,896	27,757
		572,066
Information Technology — 26.8%
Advanced Energy Industries Inc	317	32,889
Amkor Technology	1,719	42,356
Avnet Inc	1,097	45,328
CMC Materials Inc	270	39,053
Cohu Inc *	908	32,152
Comtech Telecommunications Corp	1,478	36,906
FormFactor Inc *	952	35,471
Knowles *	1,569	31,443
Maximus Inc	482	42,898
MaxLinear Class A *	494	23,826
Science Applications International	320	27,936
Vishay Intertechnology Inc	1,949	43,131
		433,389
Materials — 12.2%
Avient Corp	737	35,759
Glatfelter Corp	2,113	32,181
Graphic Packaging Holding Co	2,431	46,602
Greif Class A	662	40,131
Innospec Inc	487	43,075
		197,748
Real Estate — 5.2%
Easterly Government Properties REIT	353	8,013
Global Medical Inc REIT	2,397	37,298

Gallery Trust
Mondrian U.S. Small Cap Equity Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Real Estate (continued)
Physicians Realty Trust REIT	2,036	$38,582
		83,893
Total United States		1,612,963
Total Common Stock
(Cost $1,330,231)		1,612,963
Total Value of Securities — 99.6%
(Cost $1,330,231)		$1,612,963

Percentages are based on Net Assets of $1,620,022.

* Non-income producing security.

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-1100

Gallery Trust
Mondrian Global Listed Infrastructure Fund
July 31, 2021 (Unaudited)

COMMON STOCK — 99.7%
	Number of	Value
	Shares	(U.S. $)
CANADA — 4.6%
Enbridge Inc	1,965	$77,460
Total Canada		77,460
CHILE — 4.0%
Enel Americas SA	483,776	67,235
Total Chile		67,235
CHINA — 3.5%
Jiangsu Expressway Co Ltd Class H	56,000	59,811
Total China		59,811
FRANCE — 11.8%
Eiffage SA	670	68,304
Rubis SCA	1,514	60,740
Veolia Environnement SA	2,210	72,567
Total France		201,611
INDIA — 3.7%
Power Grid Corp of India Ltd	27,388	62,991
Total India		62,991
ITALY — 7.3%
Atlantia SpA *	3,297	59,840
Snam SpA	10,770	65,208
Total Italy		125,048
MALAYSIA — 4.0%
Westports Holdings	70,600	67,923
Total Malaysia		67,923
MEXICO — 7.1%
Aeroportuario Centro Norte SAB de CV B Class B *	9,506	57,916
Promotora y Operadora de Infraestructura	8,276	62,504
Total Mexico		120,420

Gallery Trust
Mondrian Global Listed Infrastructure Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
PORTUGAL — 3.7%
EDP - Energias de Portugal SA	11,991	$62,260
Total Portugal		62,260
SPAIN — 8.3%
Naturgy Energy Group SA	2,645	68,369
Red Electrica Corp SA	3,647	72,357
Total Spain		140,726
UNITED KINGDOM — 3.5%
SSE PLC	3,005	60,378
Total United Kingdom		60,378
UNITED STATES — 38.2%
Energy — 3.6%
Williams Co Inc	2,480	62,124
Health Care — 4.3%
HCA Healthcare	294	72,971
Real Estate — 3.8%
American Tower REIT	228	64,478

Utilities — 26.5%
Duke Energy Corp	649	68,216
Edison International	1,088	59,296
Evergy Inc	966	63,003
OGE Energy	2,034	68,647
Pinnacle West Capital	825	68,929
Portland General Electric Co	1,101	53,839

Gallery Trust
Mondrian Global Listed Infrastructure Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Utilities (continued)

PPL Corporation	2,399	$68,060
		449,990
Total United States		649,563
Total Common Stock
(Cost $1,526,818)		1,695,426

Total Value of Securities — 99.7%
(Cost $1,526,818)		$1,695,426

Percentages are based on Net Assets of $1,701,001.

* Non-income producing security.

CV — Convertible Security

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-1100

Gallery Trust
Mondrian Global Equity Value Fund
July 31, 2021 (Unaudited)

COMMON STOCK — 87.9%
	Number of	Value
	Shares	(U.S. $)
BRAZIL — 1.0%
Hypera SA	101,600	$695,833
Total Brazil		695,833
CHINA — 4.8%
Alibaba Group Holding Ltd *	56,300	1,369,258
Autohome ADR	9,284	420,565
Midea Group Co Ltd Class A	77,455	761,917
Ping An Insurance Group Co of China Ltd Class H	90,500	793,650
Total China		3,345,390
FRANCE — 4.9%
Sanofi SA	16,852	1,736,796
Thales SA	16,316	1,712,910
Total France		3,449,706
GERMANY — 1.7%
Continental AG	8,866	1,205,285
Total Germany		1,205,285
HONG KONG — 2.1%
NetEase Inc	22,300	446,221
WH Group Ltd	1,264,000	1,047,485
Total Hong Kong		1,493,706
INDIA — 1.2%
Infosys Ltd Sponsored ADR	9,481	209,720
Reliance Industries GDR	10,691	591,201
Total India		800,921
ITALY — 1.6%
Enel SpA	122,797	1,133,300
Total Italy		1,133,300
JAPAN — 14.6%
Hitachi	10,800	616,074
Kyocera Corp	24,900	1,529,113

Gallery Trust
Mondrian Global Equity Value Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
JAPAN (continued)
Matsumotokiyoshi Holdings Co Ltd	14,600	$645,458
Mitsubishi Electric Corp	105,300	1,416,734
Otsuka Holdings Co Ltd	27,300	1,079,508
SCSK	20,800	1,247,564
Sekisui Chemical Co Ltd	38,900	666,624
Sundrug Co Ltd	58,500	1,893,031
Toyota Industries Corp	12,800	1,066,424
Total Japan		10,160,530
NETHERLANDS — 2.1%
Unilever NV	25,577	1,474,260
Total Netherlands		1,474,260
PERU — 0.6%
Credicorp Ltd *	3,964	400,205
Total Peru		400,205
SPAIN — 2.7%
Naturgy Energy Group SA	31,537	815,183
Red Electrica	54,263	1,076,583
Total Spain		1,891,766
TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing Co Ltd	64,000	1,327,374
Total Taiwan		1,327,374
UNITED KINGDOM — 8.5%
GlaxoSmithKline PLC	91,236	1,798,037
Imperial Brands	26,244	562,512
Kingfisher PLC	211,639	1,083,759
Lloyds Banking Group PLC	2,617,631	1,660,443
SSE PLC	41,162	827,051
Total United Kingdom		5,931,802

Gallery Trust
Mondrian Global Equity Value Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED STATES — 40.2%
Communication Services — 2.2%
Alphabet Class A *	563	$1,517,020
Consumer Discretionary — 0.9%
Ulta Beauty *	1,950	654,810
Consumer Staples — 4.8%
Colgate-Palmolive	19,416	1,543,572
PepsiCo Inc	11,386	1,787,033
		3,330,605
Energy — 0.9%
Exxon Mobil Corp	10,998	633,155
Financials — 7.7%
New York Community Bancorp	49,340	581,225
Pinnacle Financial Partners	2,453	219,813
Progressive	14,346	1,365,165
S&P Global Inc	2,904	1,245,003
Wells Fargo & Co	43,426	1,994,990
		5,406,196
Health Care — 8.5%
AbbVie Inc	4,974	578,476
Centene Corp *	27,038	1,855,077
HCA Healthcare	6,745	1,674,109
Johnson & Johnson	10,624	1,829,453
		5,937,115
Industrials — 3.9%
L3Harris Technologies	6,094	1,381,754
Stericycle Inc *	18,997	1,340,238
		2,721,992

Gallery Trust
Mondrian Global Equity Value Fund
July 31, 2021 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Information Technology — 8.8%
Cisco Systems Inc	23,895	$1,323,066
Maximus Inc	15,176	1,350,664
Microsoft Corp	6,815	1,941,662
Sabre *	42,146	496,901
Visa Inc Class A	4,066	1,001,822
		6,114,115
Real Estate — 2.5%
American Tower REIT	6,156	1,740,917
Total United States		28,055,925
Total Common Stock
(Cost $59,818,313)		61,366,003

PREFERRED STOCK — 0.8%
SOUTH KOREA — 0.8%
Samsung Electronics Co Ltd**	8,738	547,716
Total Preferred Stock
(Cost $554,988)		547,716
Total Value of Securities — 88.7%
(Cost $60,373,301)		$61,913,719

Percentages are based on Net Assets of $69,826,254.

*	Non-income producing security.
**	There is no current rate available.

Gallery Trust
Mondrian Global Equity Value Fund
July 31, 2021 (Unaudited)

ADR — American Depositary Receipt
 GDR — Global Depositary Receipt
 Ltd. — Limited
 PLC — Public Limited Company
 REIT — Real Estate Investment Trust

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-1100